CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) (FY) - USD ($)	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total	DevvStream Holdings, Inc. [Member] Additional Paid-in Capital [Member]	DevvStream Holdings, Inc. [Member] Accumulated Deficit [Member]	DevvStream Holdings, Inc. [Member] Accumulated Other Comprehensive Income (Loss) [Member]	DevvStream Holdings, Inc. [Member]	DevvStream Holdings, Inc. [Member] Subordinate Voting Shares [Member]	DevvStream Holdings, Inc. [Member] Multiple Voting Shares [Member]
Beginning balance at Jul. 31, 2022					$ 6,818,147	$ (5,949,828)	$ (84,448)	$ 783,871
Beginning balance (in shares) at Jul. 31, 2022									20,543,751	4,650,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Share based compensation - RSUs					1,036,325	0	0	1,036,325
Share based compensation - Options					778,742	0	0	778,742
Shares issued for warrant exercises					301,984	0	0	301,984
Shares issued for warrant exercises (in shares)									1,170,000	0
Shares and warrants issued on RTO					3,721,852	0	0	3,721,852
Shares and warrants issued on RTO (in shares)									6,706,039	0
Recapitalization on RTO					(797,505)			(797,505)
Warrant fair value modification					23,744	0	0	23,744
Foreign currency translation					0	0	878	878
Net loss					0	(5,904,653)	0	(5,904,653)
Ending balance at Jul. 31, 2023	$ 11,883,289	$ (11,854,481)	$ (83,570)	$ (54,762)	11,883,289	(11,854,481)	(83,570)	(54,762)
Ending balance (in shares) at Jul. 31, 2023									28,419,790	4,650,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Share based compensation - RSUs	476,709	0	0	476,709
Share based compensation - Options	572,041	0	0	572,041
Foreign currency translation	0	0	66,577	66,577
Net loss	0	(6,828,193)	0	(6,828,193)
Ending balance at Apr. 30, 2024	13,108,152	(18,682,674)	(16,993)	(5,591,515)
Beginning balance at Jul. 31, 2023	11,883,289	(11,854,481)	(83,570)	(54,762)	11,883,289	(11,854,481)	(83,570)	(54,762)
Beginning balance (in shares) at Jul. 31, 2023									28,419,790	4,650,000
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Share based compensation - RSUs					597,587	0	0	597,587
Share based compensation - Options					692,740	0	0	692,740
Shares issued for warrant exercises					147,650	0	0	147,650
Shares issued for warrant exercises (in shares)									1,183,333	0
Foreign currency translation					0	0	127,123	127,123
Net loss					0	(9,871,748)	0	(9,871,748)
Ending balance at Jul. 31, 2024	13,321,266	(21,726,229)	43,553	(8,361,410)	13,321,266	(21,726,229)	43,553	(8,361,410)
Ending balance (in shares) at Jul. 31, 2024									29,603,123	4,650,000
Beginning balance at Jan. 31, 2024	12,845,719	(16,965,055)	(124,506)	(4,243,842)
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Share based compensation - RSUs	124,997	0	0	124,997
Share based compensation - Options	137,436	0	0	137,436
Foreign currency translation	0	0	107,513	107,513
Net loss	0	(1,717,619)	0	(1,717,619)
Ending balance at Apr. 30, 2024	13,108,152	(18,682,674)	(16,993)	(5,591,515)
Beginning balance at Jul. 31, 2024	13,321,266	(21,726,229)	43,553	(8,361,410)	$ 13,321,266	$ (21,726,229)	$ 43,553	$ (8,361,410)
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Share based compensation - RSUs	431,722	0	0	431,722
Share based compensation - Options	52,855	0	0	52,855
Recapitalization on RTO	23,548,887	0	0	23,548,887
Foreign currency translation	0	0	1,435	1,435
Net loss	0	(5,091,435)	0	(5,091,435)
Ending balance at Apr. 30, 2025	11,661,439	(26,817,664)	44,988	(15,131,237)
Beginning balance at Jan. 31, 2025	10,946,618	(30,340,289)	45,361	(19,348,310)
Increase (Decrease) in Shareholders' Equity [Roll Forward]
Share based compensation - RSUs	186,017	0	0	186,017
Share based compensation - Options	5,664	0	0	5,664
Foreign currency translation	0	0	(373)	(373)
Net loss	0	3,522,625	0	3,522,625
Ending balance at Apr. 30, 2025	$ 11,661,439	$ (26,817,664)	$ 44,988	$ (15,131,237)